Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 13, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2013
Prospectus Date	rr_ProspectusDate	May 13, 2013
TDAM Short-Term Bond Fund (First Prospectus Summary) | TDAM Short-Term Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSHX